Securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Sales of securities available for sale
Proceeds	$ 32,942	$ 28,059
Gross gains	908	526
Gross losses	$ (190)	$ (152)